Financial Instruments - Disclosure of Sensitivity Analysis of Market Risks Management (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
FEMSA [member] | Forward agreements to purchase MXN currency against EUR [member] | Foreign currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in Exchange Rate	(12.00%)	(13.00%)	(17.00%)
Effect on Equity	$ 116	$ 141	$ 293
Change in Exchange Rate	12.00%	13.00%	17.00%
Effect on Equity	$ (116)	$ (141)	$ (293)
FEMSA [member] | Forward agreements to purchase CLP currency against USD [member] | Foreign currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in Exchange Rate		(8.00%)	(11.00%)
Effect on Equity		$ (2)	$ (12)
Change in Exchange Rate		8.00%	11.00%
Effect on Equity		$ 2	$ 12
FEMSA [member] | Cross currency swaps of CLP against USD [member] | Foreign currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in Exchange Rate	(10.00%)	(8.00%)	(11.00%)
Effect on Profit or Loss	$ (368)	$ (373)	$ (549)
Change in Exchange Rate	10.00%	8.00%	11.00%
Effect on Profit or Loss	$ 368	$ 373	$ 549
FEMSA [member] | Cross currency swaps of MXN against USD [member] | Foreign currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in Exchange Rate	(13.00%)	(12.00%)	(17.00%)
Effect on Profit or Loss	$ (2,706)	$ (3,651)	$ (3,836)
Change in Exchange Rate	13.00%	12.00%	17.00%
Effect on Profit or Loss	$ 2,706	$ 3,651	$ 3,836
FEMSA [member] | Cross Currency Swaps of COP Against USD [member] | Foreign currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in Exchange Rate	(12.00%)	(9.00%)
Effect on Profit or Loss	$ (283)	$ (304)
Change in Exchange Rate	12.00%	9.00%
Effect on Profit or Loss	$ 283	$ 304
FEMSA [member] | Cross currency swaps Of MXN against BRL [member] | Foreign currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in Exchange Rate	(15.00%)	(14.00%)
Effect on Profit or Loss	$ (27)	$ (23)
Change in Exchange Rate	15.00%	14.00%
Effect on Profit or Loss	$ 27	$ 23
FEMSA [member] | Net Cash in Foreign Currency of Euro Against USD [member] | Foreign currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in Exchange Rate	(12.00%)	(13.00%)	(17.00%)
Effect on Profit or Loss	$ (8,596)	$ (8,077)	$ (3,176)
Change in Exchange Rate	12.00%	13.00%	17.00%
Effect on Profit or Loss	$ 8,596	$ 8,077	$ 3,176
Coca-Cola FEMSA [member] | Forward agreements to purchase MXN currency against USD [member] | Foreign currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in Exchange Rate	(13.00%)	(12.00%)	(17.00%)
Effect on Equity	$ (668)	$ (625)	$ (916)
Change in Exchange Rate	13.00%	12.00%	17.00%
Effect on Equity	$ 668	$ 626	$ 916
Coca-Cola FEMSA [member] | Forward agreements to purchase BRL currency against USD [member] | Foreign currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in Exchange Rate	(16.00%)	(14.00%)	(18.00%)
Effect on Equity	$ (413)	$ (234)	$ (203)
Change in Exchange Rate	16.00%	14.00%	18.00%
Effect on Equity	$ 413	$ 234	$ 203
Coca-Cola FEMSA [member] | Forward agreements to purchase UYU currency against USD [member] | Foreign currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in Exchange Rate	(8.00%)
Effect on Equity	$ (46)
Change in Exchange Rate	8.00%
Effect on Equity	$ 46
Coca-Cola FEMSA [member] | Forward agreements to purchase COP currency against USD [member] | Foreign currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in Exchange Rate	(12.00%)	(9.00%)	(18.00%)
Effect on Equity	$ (2)	$ (73)	$ (255)
Change in Exchange Rate	12.00%	9.00%	18.00%
Effect on Equity	$ 2	$ 73	$ 255
Coca-Cola FEMSA [member] | Forward agreements to purchase ARS currency against USD [member] | Foreign currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in Exchange Rate	(27.00%)	(10.00%)
Effect on Equity	$ (522)	$ (29)
Change in Exchange Rate	27.00%	10.00%
Effect on Equity	$ 522	$ 29
Coca-Cola FEMSA [member] | Cross currency swaps of MXN against USD [member] | Foreign currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in Exchange Rate	(13.00%)	(12.00%)	(17.00%)
Effect on Equity	$ (3,130)	$ (3,540)	$ (3,687)
Effect on Profit or Loss			$ (1,790)
Change in Exchange Rate	13.00%	12.00%	17.00%
Effect on Equity	$ 3,130	$ 3,540	$ 3,687
Effect on Profit or Loss			$ 1,790
Coca-Cola FEMSA [member] | Cross Currency Swaps of COP Against USD [member] | Foreign currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in Exchange Rate			(18.00%)
Effect on Profit or Loss			$ (448)
Change in Exchange Rate			18.00%
Effect on Profit or Loss			$ 448
Coca-Cola FEMSA [member] | Cross currency swaps of BRL against USD [member] | Foreign currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in Exchange Rate	(16.00%)	(14.00%)	(18.00%)
Effect on Equity	$ (9,068)	$ (7,483)	$ (9,559)
Change in Exchange Rate	16.00%	14.00%	18.00%
Effect on Equity	$ 9,068	$ 7,483	$ 9,559
Coca-Cola FEMSA [member] | Net Cash in Foreign Currency of USD [member] | Foreign currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on Profit or Loss	1,868	(553)	(105)
Effect on Profit or Loss	$ 1,868	$ 553	$ 105
Coca-Cola FEMSA [member] | Commodity Price Contracts of Sugar in USD [member] | Commodity price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in Rate	30.00%	30.00%	33.00%
Effect on Equity	$ (341)	$ (32)	$ (310)
Coca-Cola FEMSA [member] | Commodity Price Contracts of Aluminium in USD [member] | Commodity price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in Rate	22.00%		16.00%
Effect on Equity	$ (55)		$ (13)